Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Principal Annual Rates Used for Property, Plant and Equipment

The principal annual rates used for this purpose are as follows:

Annual rate
Leasehold improvements	Over the shorter of the lease terms or the estimated useful life
Buildings	4.5%
Plant	4.5%
Machinery	10%
Moulds	20% - 33%
Transportation equipment	15% - 20%
Furniture, fixtures and equipment	15% - 33%